Other Assets - Schedule of Prepaid Expense and Other Current Assets (Detail) ¥ in Thousands, $ in Thousands		Mar. 31, 2022 CNY (¥)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 CNY (¥)	Mar. 31, 2020 CNY (¥)	Mar. 31, 2019 CNY (¥)
Prepayments and other current assets
Receivables from third-party payment service providers	[1]	¥ 8,988		¥ 21,231
Receivables of technology service		22,787		17,155
Other prepaid expenses		4,969		11,504
VAT receivables		8,941		10,931
Deposits		2,515		3,054
Receivables of financing facilitation service		1,806		2,844
Prepaid promotion fees		184		2,065
Employee loans and advances		667		267
Interest receivable		343		246
Others		5,756		10,073
Less: Allowance for doubtful accounts		(1,821)		(1,691)	¥ (1,522)	¥ (563)
Total prepayments and other current assets		55,135	$ 8,697	77,679
Other non-current assets
Total non-current assets		214,964	$ 33,910	163,111
Prepayment for office building [Member]
Other non-current assets
Total non-current assets	[2]	198,550		146,300
Long term deposit [Member]
Other non-current assets
Total non-current assets		¥ 16,414		16,284
Prepayment for trademark [Member]
Other non-current assets
Total non-current assets				¥ 527

[1]	Receivables from third party payment service providers represent cash due from the Group’s third party on-line payment service providers in relation to their processing of payments to the Group. As of March 31, 2021 and 2022, no allowance for doubtful accounts was provided for these receivables.
[2]	On August 8, 2020, the Group entered into an agreement with a third-party company to purchase an office building located in Hangzhou, China for a total consideration of RMB209,000. The building is under construction and is scheduled to be completed and delivered to the Group in 2023. As of March 31, 2021 and 2022, the Group has paid RMB146,300 and RMB198,550 for the office building purchase, respectively. As of March 31, 2022, the remaining installments of RMB10,450 are expected to be made in 2023 (Note 21(b)).